Note 5 - Intangible Assets	12 Months Ended
Oct. 31, 2017
Notes to Financial Statements
Intangible Assets Disclosure [Text Block]
(5)	Intangible Assets

Aggregate amortization expense for amortizing intangible assets was
$25,704,
$16,903
and
$10,860
for the years ended
October 31, 2017,
2016
and
2015,
respectively. Amortization of intangible assets is calculated using a straight-line method over the estimated useful lives of the intangible assets. Amortization expense is estimated to be
$26,000
for each of the next
five
years. The gross carrying amounts and accumulated amortization of intangible assets subject to amortization as of
October 31, 2017
was
$487,289
and
$62,027,
respectively.